SUPPLEMENT DATED AUGUST 14, 2006 TO

PROSPECTUSES DATED:

WRL FREEDOM ELITE BUILDER (May 1, 2006)

WRL FREEDOM ELITE BUILDER II (May 1, 2006)

WRL FREEDOM ELITE (May 1, 2006)

WRL FREEDOM WEALTH PROTECTOR (May 1, 2006)

WRL FREEDOM EQUITY PROTECTOR (May 1, 2006)

WRL FINANCIAL FREEDOM BUILDER (May 1, 2006)

WRL XCELERATOR (May 1, 2006)

Issued through

WRL Series Life Account

By

Western Reserve Life Assurance Co. of Ohio

Effective August 14, 2006, the following disclosure found in your prospectus under the sections entitled “Policy Benefits – Transfers”, “Transfers – General” and “Transfers – Disruptive Trading and Market Timing – ProFunds VP Subaccounts” will be changed to read as follows:

You may not use any form of expedited transfer if you make transfers from any ProFunds VP subaccount to any Series Fund or Fidelity VIP Fund subaccount.

The following disclosure supplements the Prospectus:

On November 1, 2006, two portfolios of the AEGON/Transamerica Series Trust will change their names as well as the sub-adviser. These portfolios will not change investment objectives or advisory fees. The Templeton Great Companies Global will be renamed Templeton Transamerica Global and the Great Companies – Technology will be renamed Transamerica Science & Technology. The sub-adviser for these two portfolios, Great Companies, LLC, will change to Transamerica Investment Counsel, LLC.

In addition, on November 1, 2006, two portfolios of the AEGON/Transamerica Series Trust will merge into an existing portfolio. The Great Companies – America portfolio and the Janus Growth portfolio will merge into the Transamerica Equity portfolio.

All references in your prospectus to the Templeton Great Companies Global subaccount should be read as Templeton Transamerica Global subaccount. All references in your prospectus to Great Companies – Technology subaccount should be read as Transamerica Science & Technology subaccount. All references in your prospectus to Great Companies – America subaccount and Janus Growth subaccount should be read as Transamerica Equity subaccount. All references in your prospectus to Great Companies, LLC as sub-adviser should be read as Transamerica Investment Counsel, LLC.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PRODUCT PROSPECTUS

AG01337-8/06